Property and Equipment - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Right of use assets recognized during the period		€ 0
Property, Plant and Equipment, appraisal frequency	once every five years
Property in own use [member]
Disclosure of detailed information about property, plant and equipment [line items]
Purchase price	€ 940	1,040
Property plant equipment, revalued	€ 417	€ 500